Loans and Allowance for Loan Losses - Balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses:
Balance, beginning of year	$ 2,919,594	$ 2,956,264
Provision charged to expense	120,000	140,000
Losses charged off	(81,948)	(293,829)
Recoveries	49,749	117,159
Balance, end of year	3,007,395	2,919,594
Ending balance: individually evaluated for impairment	1,084,812	800,664
Ending balance: collectively evaluated for impairment	1,922,583	2,118,930
Loans:
Ending balance	187,477,065	195,988,766
Ending balance: individually evaluated for impairment	2,580,552	3,840,156
Ending balance: collectively evaluated for impairment	184,896,513	192,148,610
Real estate loans
Loans:
Ending balance	136,666,343	140,691,759
Real estate loans | 1-4 family
Allowance for loan losses:
Balance, beginning of year	829,604	999,260
Provision charged to expense	14,683	(10,386)
Losses charged off	(38,171)	(199,392)
Recoveries	25,884	40,122
Balance, end of year	832,000	829,604
Ending balance: individually evaluated for impairment	304,922	176,079
Ending balance: collectively evaluated for impairment	527,078	653,525
Loans:
Ending balance	45,311,103	47,395,344
Ending balance: individually evaluated for impairment	713,151	658,734
Ending balance: collectively evaluated for impairment	44,597,952	46,736,610
Real estate loans | Commercial Real Estate
Allowance for loan losses:
Balance, beginning of year	917,526	855,463
Provision charged to expense	112,411	29,238
Losses charged off		(27,464)
Recoveries	14,616	60,289
Balance, end of year	1,044,553	917,526
Ending balance: individually evaluated for impairment	723,481	487,205
Ending balance: collectively evaluated for impairment	321,072	430,321
Loans:
Ending balance	41,477,480	40,381,680
Ending balance: individually evaluated for impairment	1,658,323	1,598,530
Ending balance: collectively evaluated for impairment	39,819,157	38,783,150
Real estate loans | Agricultural Real Estate
Allowance for loan losses:
Balance, beginning of year	201,918	195,546
Provision charged to expense	(10,559)	6,372
Losses charged off
Recoveries
Balance, end of year	191,359	201,918
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	191,359	201,918
Loans:
Ending balance	38,271,758	41,223,190
Ending balance: individually evaluated for impairment		839,546
Ending balance: collectively evaluated for impairment	38,271,758	40,383,644
Commercial loans
Allowance for loan losses:
Balance, beginning of year	386,620	421,809
Provision charged to expense	(85,258)	(35,327)
Losses charged off
Recoveries	116	138
Balance, end of year	301,478	386,620
Ending balance: individually evaluated for impairment	56,409	127,458
Ending balance: collectively evaluated for impairment	245,069	259,162
Loans:
Ending balance	21,617,744	25,453,058
Ending balance: individually evaluated for impairment	155,067	277,628
Ending balance: collectively evaluated for impairment	21,462,677	25,175,430
Agricultural loans
Allowance for loan losses:
Balance, beginning of year	163,346	57,934
Provision charged to expense	4,123	105,412
Losses charged off
Recoveries
Balance, end of year	167,469	163,346
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	167,469	163,346
Loans:
Ending balance	14,649,622	16,102,856
Ending balance: individually evaluated for impairment		406,950
Ending balance: collectively evaluated for impairment	14,649,622	15,695,906
Home Equity
Allowance for loan losses:
Balance, beginning of year	149,253	205,577
Provision charged to expense	22,273	(53,188)
Losses charged off		(13,724)
Recoveries	2,100	10,588
Balance, end of year	173,626	149,253
Ending balance: individually evaluated for impairment		9,922
Ending balance: collectively evaluated for impairment	173,626	139,331
Loans:
Ending balance	11,606,002	11,691,545
Ending balance: individually evaluated for impairment	54,011	58,340
Ending balance: collectively evaluated for impairment	11,551,991	11,633,205
Consumer loans
Allowance for loan losses:
Balance, beginning of year	169,381	167,319
Provision charged to expense	50,016	49,289
Losses charged off	(43,777)	(53,249)
Recoveries	7,033	6,022
Balance, end of year	182,653	169,381
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	182,653	169,381
Loans:
Ending balance	14,543,356	13,741,093
Ending balance: individually evaluated for impairment		428
Ending balance: collectively evaluated for impairment	14,543,356	13,740,665
Unallocated
Allowance for loan losses:
Balance, beginning of year	101,946	53,356
Provision charged to expense	12,311	48,590
Losses charged off
Recoveries
Balance, end of year	114,257	101,946
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	114,257	101,946
Loans:
Ending balance
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment